Goodwill and Intangible Assets - Schedule of Future Five Year Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
2019	$ 14,848
2020	14,836
2021	14,836
2022	14,836
2023	14,836
Thereafter	159,453
Intangible Assets, Net	$ 233,645	$ 250,649